Debt (Details) - USD ($) $ in Millions		1 Months Ended					3 Months Ended		12 Months Ended
	May 01, 2020	Oct. 31, 2021	Aug. 31, 2021	Dec. 31, 2020	May 31, 2020	Oct. 31, 2019	Mar. 31, 2022	Aug. 31, 2021	Dec. 31, 2021	May 31, 2022	Feb. 01, 2022	Oct. 30, 2021	Jul. 19, 2021	Jun. 19, 2021
Debt (Details) [Line Items]
Combined common stock shares (in Shares)														4,312,500
Interest expense							$ 1.9
Contractual interest expense							1.8
Amortization of debt issuance costs.							$ 0.1
FAZE CLAN, INC. [Member]
Debt (Details) [Line Items]
Long-term debt maturity							5 years
FaZe Clan Inc. [Member]
Debt (Details) [Line Items]
Combined common stock shares (in Shares)													1,000,000
Common stock value issued
Subsequent Event [Member]
Debt (Details) [Line Items]
Interest accrued, percentage							7.00%
Aggregate principal amount							$ 20.0
2022 B. Riley Term Loan [Member] | FAZE CLAN, INC. [Member]
Debt (Details) [Line Items]
Convertible promissory notes							10.0
Gross proceeds							10.0
Purchase of additional units							$ 10.0
Interest accrued, percentage							7.00%
2021 Cox Convertible Promissory Notes [Member] | FAZE CLAN, INC. [Member]
Debt (Details) [Line Items]
Purchase of additional units			$ 15.0
Interest accrued, percentage							10.00%
Promissory notes			$ 10.0					$ 10.0
Conversion price, percentage			50.00%
Aggregate principal amount		$ 5.0
Outstanding debt							$ 250.0
Number of shares outstanding							25.0
Convertible Promissory Note [Member] | FAZE CLAN, INC. [Member]
Debt (Details) [Line Items]
Interest accrued, percentage			4.00%					4.00%
Promissory notes			$ 0.7					$ 0.7
Conversion price, percentage								90.00%
Enterprise value								$ 250.0
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member] | FAZE CLAN, INC. [Member]
Debt (Details) [Line Items]
Purchase of additional units		36.7
Secured convertible promissory notes							91.7
Investors total							$ 55.0
Purchase agreement description							(i) an initial public offering, (ii) a transaction or series of related transactions pursuant to which more than 50% of the Company’s equity securities come to be owned by an unrelated third party or (iii) the sale of all or substantially all of the assets of the Company (a “Liquidity Event”). The Notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock (“Conversion Shares”) sold in a private round of equity financing consummated after January 1, 2021 that result in gross proceeds of at least $15.0 million (a “CPH Qualified Financing”). The conversion price is equal to the imputed pre-money enterprise value of the Company with respect to the CPH Qualified Financing divided by the total number of shares of capital stock then currently issued and outstanding, calculated on an as-exercised, as-converted, fully diluted basis, but excluding shares of capital stock of the Company issuable to the investor upon conversion of the Notes. The conversion price is subject to adjustment in the event the Company’s enterprise value is greater than $250.0 million at the time of conversion.
Bear interest rate							10.00%
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member] | FAZE CLAN, INC. [Member] | Minimum [Member]
Debt (Details) [Line Items]
Combined common stock shares (in Shares)											523,763
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member] | FAZE CLAN, INC. [Member] | Maximum [Member]
Debt (Details) [Line Items]
Combined common stock shares (in Shares)											4,800,000
Convertible promissory notes one [Member] | FAZE CLAN, INC. [Member]
Debt (Details) [Line Items]
Convertible promissory notes							$ 2.5
Bear interest percentage				4.00%
Convertible promissory notes one [Member] | FAZE CLAN, INC. [Member] | Minimum [Member]
Debt (Details) [Line Items]
Total shares of capital stock							200.0
Convertible promissory notes one [Member] | FAZE CLAN, INC. [Member] | Maximum [Member]
Debt (Details) [Line Items]
Total shares of capital stock							$ 250.0
Paycheck Protection Program Loan (“PPP Loan”) [Member]
Debt (Details) [Line Items]
Maturity date loan							2 years
Paycheck Protection Program Loan (“PPP Loan”) [Member] | FAZE CLAN, INC. [Member]
Debt (Details) [Line Items]
Business administration principal amount					$ 1.1
Paycheck Protection Program Loan (“PPP Loan”) [Member] | Subsequent Event [Member]
Debt (Details) [Line Items]
Bear interest percentage										1.00%
2021 Cox Convertible Promissory Notes [Member] | FaZe Clan Inc. [Member]
Debt (Details) [Line Items]
Convertible promissory notes			10.0					10.0
Gross proceeds			15.0					15.0
Purchase of additional units		$ 5.0
Interest accrued, percentage									10.00%
Aggregate principal amount			$ 5.0					$ 5.0
Outstanding debt									$ 250.0
Number of shares outstanding									$ 25.0
Equity securities percentage			50.00%					50.00%
2021 Convertible Promissory Note [Member] | FaZe Clan Inc. [Member]
Debt (Details) [Line Items]
Interest accrued, percentage			4.00%					4.00%
Promissory notes			$ 0.7					$ 0.7
Conversion price, percentage								90.00%
Enterprise value								$ 250.0
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member] | FaZe Clan Inc. [Member]
Debt (Details) [Line Items]
Purchase of additional units				$ 36.7
Secured convertible promissory notes				91.7
Investors total				$ 55.0
Purchase agreement description									(i) an initial public offering, (ii) a transaction or series of related transactions pursuant to which more than 50% of the Company’s equity securities come to be owned by an unrelated third party or (iii) the sale of all or substantially all of the assets of the Company (a “Liquidity Event”). The Notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock (“Conversion Shares”) sold in a private round of equity financing consummated after January 1, 2021 that result in gross proceeds of at least $15.0 million (a “CPH Qualified Financing”). The conversion price is equal to the imputed pre-money enterprise value of the Company with respect to the CPH Qualified Financing divided by the total number of shares of capital stock then currently issued and outstanding, calculated on an as-exercised, as-converted, fully diluted basis, but excluding shares of capital stock of the Company issuable to the investor upon conversion of the Notes. The conversion price is subject to adjustment in the event the Company’s enterprise value is greater than $250.0 million at the time of conversion.
Bear interest rate									10.00%
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member] | FaZe Clan Inc. [Member] | Minimum [Member]
Debt (Details) [Line Items]
Combined common stock shares (in Shares)												523,763
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member] | FaZe Clan Inc. [Member] | Maximum [Member]
Debt (Details) [Line Items]
Combined common stock shares (in Shares)												4,800,000
Two Zero Two Zero Convertible Promissory Notes [Member] | FaZe Clan Inc. [Member]
Debt (Details) [Line Items]
Convertible promissory notes									$ 2.5
Bear interest percentage				4.00%
Two Zero Two Zero Convertible Promissory Notes [Member] | FaZe Clan Inc. [Member] | Minimum [Member]
Debt (Details) [Line Items]
Total shares of capital stock									200.0
Two Zero Two Zero Convertible Promissory Notes [Member] | FaZe Clan Inc. [Member] | Maximum [Member]
Debt (Details) [Line Items]
Total shares of capital stock									$ 250.0
Two Zero Two Zero Paycheck Protection Program Loan (“PPP Loan”) [Member] | FaZe Clan Inc. [Member]
Debt (Details) [Line Items]
Bear interest percentage	1.00%
Business administration principal amount	$ 1.1
Two Zero One Nine Term Loan Facility (“Term Loan”) [Member] | FaZe Clan Inc. [Member]
Debt (Details) [Line Items]
Loan amount						$ 30.0
Loan matures						24 months
Interest loan percentage						4.05%
Common stock value issued						$ 0.1